Investment Securities, Available-for-sale Securities, Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Amortized Cost [Abstract]
Due in one year or less	$ 5,044
Due in after one year through five years	205,440
Amortized Cost	525,030	$ 407,717
Fair Value [Abstract]
Due in one year or less	5,019
Due in after one year through five years	195,201
Total securities available for sale	481,513	407,713
Mortgage Backed Securities and Collateralized Mortgage Obligations - Residential [Member]
Amortized Cost [Abstract]
Securities, amortized cost	291,431
Amortized Cost	291,431	269,907
Fair Value [Abstract]
Securities, fair value	260,316
Total securities available for sale	260,316	270,798
Small Business Administration - Guaranteed Participation Securities [Member]
Amortized Cost [Abstract]
Securities, amortized cost	23,115
Amortized Cost	23,115	31,303
Fair Value [Abstract]
Securities, fair value	20,977
Total securities available for sale	$ 20,977	$ 31,674